Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of Earnings Per Share Basic Aand Diluted
The following table sets forth the computation of basic and diluted net loss per share of Common Stock for the year ended December 31, 2022 and 11 months ended December 31, 2021:

	Year Ended December 31,	11 Months ended December 31,
	2022	2021
Net loss	$(71,521)	$(38,241)

Basic and diluted shares
Weighted-average Class A Common Stock outstanding	102,300,852	23,337,127
Loss per share for Class A Common Stock
— Basic	$(0.70)	$(1.64)
— Diluted	$(0.70)	$(1.64)

Schedule of Antidilutive Securities Excluded From Computation of Earnings

The Company excluded the following potential common shares from the computation of diluted net loss per share as of December 31, 2022 and December 31, 2021:

	December 31,	December 31,
	2022	2021

Convertible Series C-1 Preferred Stock	—	23,218,320
Convertible Series C Preferred Stock	—	54,478,033
Common Stock Warrants	14,444,127	1,822,319
Stock Options	8,845,903	11,468,227
Restricted Stock Units	11,332,591	—

	34,622,621	90,986,899

(1)	The number of outstanding shares as of December 31, 2021 have been retrospectively adjusted to reflect the Exchange Ratio.
(2)	The number of outstanding warrants as of December 31, 2022 and December 31, 2021 does not include 1,340,310 and 1,608,359 shares, respectively, of Unvested Customer Warrants.